Group employees	12 Months Ended
Dec. 31, 2018
Number And Average Number Of Employees [Abstract]
Group employees

26 Group employees

The average number of persons employed by the Group and its associates during the year, including Directors, was 95,239 (2017: 91,402).

	2018 Number	2017 Number

United States	5,066	2,168

APME	15,074	14,075

AMSSA	19,351	19,158

ENA	26,102	25,192

Subsidiary undertakings	65,593	60,593

Associates	29,646	30,809

	95,239	91,402

Included within the employee numbers for ENA are certain employees in the UK in respect of central functions. Some of the costs of these employees are allocated or charged to the various regions and markets in the Group.